Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of
	June 30,	December 31,
	2026	2025
Prepaid expenses and other current assets
Prepaid expenses	$36,984	$41,011
Other receivables	50,669	60,333
Total	$87,653	$101,344